Revenue Classified by Geographical Area (Details Textual)	12 Months Ended
Dec. 31, 2017
Israel [Member]
Revenue Classified by Geographical Area (Textual)
Revenue percentage, Description	Sales in Israel during the years ended December 31, 2017, 2016 and 2015 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 45%, 0% and 16% of revenues during such periods, respectively.